Secured Borrowing (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 630,263	$ 605,819
Current portion of Long-term debt	63,867	65,473
Long-term debt	566,396	540,346
Current portion of deferred financing costs	1,449	1,419
Deferred financing costs non-current	3,366	3,351
Total deferred financing costs	4,815	4,770
Total debt, net of deferred financing costs	625,448	601,049
Current portion of long-term debt, net	62,418	64,054
Long-term debt, net	563,030	536,995
Maxdekatria | 2018 Loan
Debt Instrument [Line Items]
Total	0	10,250
Maxdekatria | 2020 Loan
Debt Instrument [Line Items]
Total	15,500	0
Pentakomo | 2018 Loan
Debt Instrument [Line Items]
Total	0	10,250
Pentakomo | 2020 Loan
Debt Instrument [Line Items]
Total	15,500	0
Safe Bulkers April 2019 | 2019 Loan
Debt Instrument [Line Items]
Total	9,000	10,000
Maxtessera | 2018 Loan
Debt Instrument [Line Items]
Total	23,000	24,000
Safe Bulkers December 2019 | 2019 Loan
Debt Instrument [Line Items]
Total	19,000	0
Shikokupente - Shikokuennia - Pemer - Petra | 2019 Loan
Debt Instrument [Line Items]
Total	9,170	10,000
Maxeikosiexi | 2015 Loan
Debt Instrument [Line Items]
Total	4,730	5,186
Marathassa | 2015 Loan
Debt Instrument [Line Items]
Total	5,143	5,622
Marinouki | 2015 Loan
Debt Instrument [Line Items]
Total	7,751	8,487
Kerasies | 2015 Loan
Debt Instrument [Line Items]
Total	5,435	5,942
Soffive | 2015 Loan
Debt Instrument [Line Items]
Total	8,382	9,193
Eptaprohi | 2015 Loan
Debt Instrument [Line Items]
Total	39,544	43,294
Shikokupente | 2018 Loan
Debt Instrument [Line Items]
Total	13,160	13,455
Shikokuennia | 2018 Loan
Debt Instrument [Line Items]
Total	14,775	15,267
Petra | 2018 Loan
Debt Instrument [Line Items]
Total	6,477	7,343
Pemer | 2018 Loan
Debt Instrument [Line Items]
Total	6,477	7,343
Maxeikosiepta | 2018 Loan
Debt Instrument [Line Items]
Total	4,250	4,500
Shikokuepta | 2016 Loan
Debt Instrument [Line Items]
Total	17,967	18,783
Avstes | 2019 Loan
Debt Instrument [Line Items]
Total	5,985	6,190
Safe Bulkers - Maxeikositria - Maxeikosi - Maxpente - Maxeikositessera - Maxenteka - Marindou | 2018 Loan
Debt Instrument [Line Items]
Total	23,050	27,500
Maxeikositria | 2017 Loan
Debt Instrument [Line Items]
Total	10,893	11,239
Maxeikosi | 2017 Loan
Debt Instrument [Line Items]
Total	10,893	11,239
Maxpente | 2017 Loan
Debt Instrument [Line Items]
Total	16,100	16,750
Maxeikositessera | 2017 Loan
Debt Instrument [Line Items]
Total	11,310	11,700
Maxenteka | 2017 Loan
Debt Instrument [Line Items]
Total	13,536	13,934
Safe Bulkers | 2014 Loan
Debt Instrument [Line Items]
Total	82,631	86,504
Pelea - Vasstwo - Eniaprohi - Vassone | 2018 Loan
Debt Instrument [Line Items]
Total	44,000	44,750
Maxdeka | 2019 Loan
Debt Instrument [Line Items]
Total	20,055	21,020
Shikoku Friendship | 2019 Loan
Debt Instrument [Line Items]
Total	21,096	22,111
Shikokutessera | 2019 Loan
Debt Instrument [Line Items]
Total	20,486	21,459
Glovertwo | 2019 Loan
Debt Instrument [Line Items]
Total	19,283	20,209
Maxeikosiena | 2015 Loan
Debt Instrument [Line Items]
Total	18,754	19,292
Youngtwo | 2017 Loan
Debt Instrument [Line Items]
Total	21,770	22,207
Monagrouli | 2020 Loan
Debt Instrument [Line Items]
Total	26,400	0
Shikokuokto | 2019 Loan
Debt Instrument [Line Items]
Total	19,000	20,000
Gloversix | 2019 Loan
Debt Instrument [Line Items]
Total	$ 19,760	$ 20,800